BIOLOGICAL ASSETS	12 Months Ended
Jan. 31, 2021
BIOLOGICAL ASSETS [abstract]
BIOLOGICAL ASSETS

7. BIOLOGICAL ASSETS

The Company's biological assets consist of cannabis plants. The continuity for biological assets for the years ended January 31, 2021 and 2020 is as follows:

Balance, January 31, 2019	$1,870,540
Acquired biological assets	75,499
Increase in biological assets due to capitalized costs	7,615,455
Fair value adjustment on biological assets	1,243,340
Transferred to inventory upon harvest	(9,396,563)
Balance, January 31, 2020	1,408,271
Increase in biological assets due to capitalized costs	9,504,528
Fair value adjustment on biological assets	1,618,306
Transferred to inventory upon harvest	(11,190,323)
Balance, January 31, 2021	$1,340,782

Biological assets are valued in accordance with IAS 41 - Agriculture ("IAS 41") and are presented at their fair values less costs to sell up to the point of harvest. The Company's biological assets are primarily cannabis plants, and because there is no actively traded commodity market for plants or dried product, the valuation of these biological assets is obtained using valuation techniques where the inputs are based upon unobservable market data (Level 3, see Note 24).

The valuation of biological assets is based on a market approach where fair value at the point of harvest is estimated based on selling prices less the costs to sell at harvest. For in process biological assets, the fair value at point of harvest is adjusted based on the stage of growth. As at January 31, 2021, on average, the biological assets were 50% complete as to the next expected harvest date.

The significant unobservable inputs and their range of values are noted in the table below:

			Effect on Fair Value as of January 31:
Significant Inputs and Assumptions	Range of Inputs	Sensitivity	2021	2020
Selling Price Per	$0.93 to $4.63	Increase 5%	$484,951	$71,297
Gram		Decrease 5%	$(484,951)	$(71,658)
Estimated Yield Per	80.4 to 194.6 grams	Increase 5%	$484,951	$70,423
Cannabis Plant		Decrease 5%	$(484,951)	$(70,423)

During the year ended January 31, 2021, the Company's biological assets produced 3,841,464 grams (year ended January 31, 2020 - 4,642,080 grams).